INVENTORIES (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Inventory [Line Items]
Raw materials	$ 2,459	$ 2,696
Work in process	281	61
Finished goods	3,285	3,376
Total inventory	$ 6,025	$ 6,133